Financial instruments - Fair values and risk management - Credit risk narrative (Details) - customer	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of major customers [line items]
Percentage of total trade receivables (%)	37.00%	5.00%
Bottom
Disclosure of major customers [line items]
Trade receivables period	30 days
Top of range
Disclosure of major customers [line items]
Trade receivables period	90 days
Largest customer
Disclosure of major customers [line items]
Percentage of total trade receivables (%)	81.00%	16.00%
Five largest customers
Disclosure of major customers [line items]
Number of largest customers	5